Acquisition of Argonaut Gold, Inc. (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
Schedule of Net Assets Acquired
The following table summarizes the final fair value of the total consideration transferred from Alamos shareholders and the fair value of the identified assets acquired and liabilities assumed:

Purchase price:
Fair value of 20.4 million Class A Common Shares issued by the Company (Note 19) (i)			$360.1
Fair value of 13.8% interest previously held in Argonaut (ii)			58.9
			$419.0

Net assets acquired:	Preliminary	Provisional Adjustments
Cash and cash equivalents	$6.7	$—	$6.7
Receivables and other assets	6.2	—	6.2
Inventories	38.6		38.6
Mineral properties (Note 10)	307.3		307.3
Plant and equipment (Note 10)(iii)	683.2		683.2
Deferred tax asset	61.2		61.2
Accrued liabilities and other liabilities	(88.7)	—	(88.7)
Debt (iv)(v)	(301.6)	1.9	(299.7)
Other long term liabilities	(2.7)	(1.9)	(4.6)
Derivative hedge liabilities (Note 13) (vi)	(226.0)	—	(226.0)
Lease liabilities	(47.2)		(47.2)
Decommissioning liability	(18.0)	—	(18.0)
	$419.0	$—	$419.0
(i) The fair value of the Class A Common Shares ("Common Shares") issued was determined using the Company's share price of C$24.02 and foreign exchange ratio of USD/CAD: 1.3616 at the close of transaction on July 12, 2024 (Note 19).
(ii) On July 12, 2024, the fair value of the 13.8% equity investment in Argonaut was bifurcated between the purchase price for the outstanding common shares of Argonaut and the cost base of the 19.99% equity investment in Florida Canyon Gold, based on the exchange ratio. The fair value on July 12, 2024 was determined using Argonaut's closing share price on July 12, 2024 of C$0.51; and foreign exchange ratio of USD/CAD: 1.3616.
(iii) Included in plant and equipment is $47.2 million of ROU assets (Note 10).
(iv) Debt is comprised of a term loan and revolving credit facility of $218.0 million, convertible debentures of $57.5 million, and an obligation related to gold prepayment of $24.2 million.
(v) During the third quarter, the Company repaid the term loan, revolving credit facility and accrued interest, the convertible debentures, the obligation related to gold prepayment, and certain other financial liabilities, totaling $308.3 million of cash payments.
(vi) The Company inherited Argonaut’s hedge book which included gold forward purchase contracts totaling 329,417 ounces between 2024 and 2027. The average forward prices on the contracts ranged between $1,821 and $1,860 per ounce. On July 15, 2024, the Company entered into a gold prepayment agreement ("gold prepayment"), in exchange for settlement of 179,417 ounces of the 2024 and 2025 forward sales contracts acquired from Argonaut (Note 13).